Property and Equipment - Schedule of Carrying Value of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ 10,003	$ 10,333
Capital work in progress	10	21
Net carrying amount	10,013	10,354
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	19,834	19,619
Net carrying amount		19,619
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(9,831)	(9,286)
Net carrying amount		(9,286)
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	8,481	8,791
Land and Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	12,647	12,274
Land and Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(4,166)	(3,483)
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	348	432
Furniture, Fittings and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,872	1,932
Furniture, Fittings and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(1,524)	(1,500)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	698	504
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	1,314	1,364
Vehicles | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	(616)	(860)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	476	606
Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	4,001	4,049
Machinery | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Cost or valuation	$ (3,525)	$ (3,443)